UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549	OMB APPROVAL
OMB Number:		3235-0456
FORM 24F-2 Expires:	January 31, 2015
Annual Notice of Securities Sold Estimated average burden
Pursuant to Rule 24f-2	hours per response.		2
Read instructions at end of Form before preparing Form.
1.	Name and address of issuer:

	First Eagle Funds
	1345 Avenue of the Americas
	New York, NY 10105


2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):x

	Fund name:


3.	Investment Company Act File Number: 811-7762

	Securities Act File Number :	033-63560


4(a).	Last day of fiscal year for which this Form is filed:
        October 31, 2014

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)	Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c).Check box if this is the last time the issuer will be filing this Form. Persons who respond t the collection of information contained in thisfrom are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24 (f): 23,157,618,738

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year: 16,931,312,585

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not previously used to reduce registration fees payable
		to the Commission:					 0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
		16,931,312,585
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:	6,226,306,153
	(vi)	Redemption credits available for use in future years
		if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:	-
	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):	x	0.0001162
	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter 0 if no fee is due):	=	 723,496.77
6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report theamount of securities (number of shares or other units)
deducted here:	0

If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining unsold at
the end of the fiscal year for which this form
is filed that are available for use by the issuer in future fiscal years,
then statethat number here:		0

7.	Interest due -- if this Form is being filed more than 90 days after
	the end of the issuers fiscal year (see instruction D):	+	 0


8.	Total of the amount of the registration fee due
	plus any interest due [line 5(viii) plus line 7]: = 723,496.78


9.	Date the registration fee and any interest payment was sent
	to the Commissions lockbox depository:


	Method of Delivery:
			Wire Transfer

			Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

			By (Signature and Title) 	/s/ Philip Santopadre

				Philip Santopadre, Treasurer

			Date:	01/27/2015

Please print the name and title of the signing officer below the signature.